UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23051

Nuveen High Income 2020 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JHY

Nuveen High Income 2020 Target Term Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 131.2% (97.0% of Total Investments)

	CORPORATE BONDS – 129.7% (95.9% of Total Investments)

	Aerospace & Defense – 1.2%

$200	Bombardier Inc., 144A	7.500%	3/15/18	B	$197,000
710	Bombardier Inc., 144A	4.750%	4/15/19	B	615,925
650	Triumph Group Inc.	4.875%	4/01/21	Ba3	589,810
1,560	Total Aerospace & Defense				1,402,735

	Air Freight & Logistics – 1.3%

1,500	XPO Logistics, Inc., 144A	7.875%	9/01/19	B2	1,552,500

	Airlines – 0.4%

1,140	VistaJet Malta Finance PLC, 144A	7.750%	6/01/20	B	504,450

	Auto Components – 2.5%

1,500	Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	BB–	1,518,750
1,500	American & Axle Manufacturing Inc.	6.250%	3/15/21	BB–	1,548,750
3,000	Total Auto Components				3,067,500

	Automobiles – 0.4%

500	Jaguar Land Rover Automotive PLC, 144A	3.500%	3/15/20	BB	492,500

	Banks – 0.6%

800	Popular Inc.	7.000%	7/01/19	BB–	778,000

	Building Products – 1.2%

1,500	Taylor Morrison Monarch Communities, 144A	5.250%	4/15/21	BB–	1,470,000

	Capital Markets – 0.7%

1,000	KCG Holdings Inc., 144A	6.875%	3/15/20	BB–	868,750

	Chemicals – 6.5%

1,500	Eagle Spinco Inc.	4.625%	2/15/21	BB	1,451,400
1,000	Hexion Inc., 144A	10.000%	4/15/20	B3	900,000
1,535	Huntsman International LLC	4.875%	11/15/20	B1	1,519,650
720	Kissner Milling Company Limited, 144A	7.250%	6/01/19	B	675,000
1,850	Koppers Inc.	7.875%	12/01/19	Ba3	1,847,688
500	Platform Specialty Products Corporation, 144A	10.375%	5/01/21	B+	483,750
1,300	Tronox Finance LLC	6.375%	8/15/20	B+	1,001,000
8,405	Total Chemicals				7,878,488

	Commercial Services & Supplies – 2.8%

1,000	ABX Group Inc.	6.375%	12/01/19	Ba3	1,003,000
500	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.625%	10/30/20	BBB–	512,500
500	Casella Waste Systems Inc.	7.750%	2/15/19	B	507,188
1,430	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	1,419,275
3,430	Total Commercial Services & Supplies				3,441,963

	Construction & Engineering – 0.9%

1,290	Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	1,109,400

	Construction Materials – 1.1%

1,320	Cemex SAB de CV, 144A	5.875%	3/25/19	BB–	1,326,600

Nuveen Investments	1

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 4.4%

$650	Constellis Holdings LLC / Constellis Finance Corporation, 144A	9.750%	5/15/20	B	$565,500
1,530	Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	1,468,800
1,500	Navient Corporation	5.000%	10/26/20	BB	1,361,250
500	OneMain Financial Holdings, Inc., 144A	6.750%	12/15/19	B	500,500
1,500	Springleaf Finance Corporation	5.250%	12/15/19	B	1,432,500
5,680	Total Consumer Finance				5,328,550

	Containers & Packaging – 4.6%

1,350	Ardagh Packaging Finance / MP HD USA, 144A	6.750%	1/31/21	CCC+	1,302,750
2,000	Beverage Packaging Holdings Luxembourg II SA / Issuer Inc., 144A	6.000%	6/15/17	CCC+	1,983,750
1,070	Coveris Holdings SA, 144A	7.875%	11/01/19	B–	957,650
890	PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	783,200
500	Reynolds Group	8.250%	2/15/21	CCC+	510,950
5,810	Total Containers & Packaging				5,538,300

	Diversified Consumer Services – 0.3%

555	Gibson Brands Inc., 144A	8.875%	8/01/18	CCC+	321,900

	Diversified Financial Services – 6.2%

1,350	Fly Leasing Limited	6.750%	12/15/20	BB	1,324,688
1,000	Jefferies Finance LLC Corporation, 144A	7.500%	4/15/21	B1	860,000
1,500	Lincoln Finance LTD, 144A	7.375%	4/15/21	BB+	1,560,000
1,050	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	1,005,375
2,000	NewStar Financial, Inc.	7.250%	5/01/20	BB–	1,800,000
1,000	PHH Corporation	7.375%	9/01/19	Ba3	970,000
7,900	Total Diversified Financial Services				7,520,063

	Diversified Telecommunication Services – 4.7%

800	CenturyLink Inc.	6.150%	9/15/19	BB+	830,000
1,330	CenturyLink Inc.	5.625%	4/01/20	BB+	1,347,303
1,000	Frontier Communications Corporation, 144A	8.875%	9/15/20	BB	1,043,750
1,000	Frontier Communications Corporation	8.500%	4/15/20	BB	1,026,250
1,100	IntelSat Jackson Holdings	7.250%	10/15/20	CCC	709,500
810	Windstream Corporation	7.750%	10/15/20	BB–	696,600
6,040	Total Diversified Telecommunication Services				5,653,403

	Electric Utilities – 1.0%

1,420	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	1,231,850

	Energy Equipment & Services – 0.7%

1,000	Precision Drilling Corporation	6.625%	11/15/20	BB	800,000

	Food & Staples Retailing – 1.0%

1,260	Bi-Lo LLC Finance Corporation, 144A	9.250%	2/15/19	B	1,203,300

	Food Products – 2.0%

1,000	JBS Investments GmbH, 144A	7.750%	10/28/20	BB+	990,000
1,490	Marfrig Holding Europe BV, 144A	6.875%	6/24/19	B+	1,417,363
2,490	Total Food Products				2,407,363

	Gas Utilities – 2.7%

1,646	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,687,150
1,750	Ferrellgas LP	6.500%	5/01/21	B+	1,553,125
3,396	Total Gas Utilities				3,240,275

	Health Care Providers & Services – 3.4%

900	Community Health Systems, Inc.	8.000%	11/15/19	B+	876,375
1,400	Community Health Systems, Inc.	7.125%	7/15/20	B+	1,323,000
1,950	Kindred Healthcare Inc.	8.000%	1/15/20	B2	1,935,375
4,250	Total Health Care Providers & Services				4,134,750

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – 4.6%

$750	Caesars Entertainment Resort Properties LLC	8.000%	10/01/20	B+	$734,250
1,500	International Game Technology PLC, 144A	5.625%	2/15/20	BB+	1,556,250
1,270	MGM Resorts International Inc.	6.750%	10/01/20	BB	1,374,140
1,500	Nathan’s Famous, Inc., 144A	10.000%	3/15/20	B–	1,578,750
650	Scientific Games International Inc.	6.250%	9/01/20	B–	390,000
5,670	Total Hotels, Restaurants & Leisure				5,633,390

	Household Durables – 6.5%

1,470	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	1,403,850
1,500	KB Home	8.000%	3/15/20	B+	1,571,250
1,000	M-I Homes Inc.	6.750%	1/15/21	BB–	982,500
750	PulteGroup Inc.	4.250%	3/01/21	BBB–	761,250
1,500	Rialto Holdings LLC-Rialto Corporation, 144A	7.000%	12/01/18	B	1,473,750
1,650	William Lyon Homes Incorporated	8.500%	11/15/20	B–	1,693,039
7,870	Total Household Durables				7,885,639

	Household Products – 0.9%

1,000	HRG Group, Inc.	7.875%	7/15/19	Ba3	1,054,600

	Independent Power & Renewable Electricity Producers – 2.7%

1,310	Dynegy Inc.	6.750%	11/01/19	B+	1,303,450
1,500	GenOn Energy Inc.	9.875%	10/15/20	B–	967,500
1,000	NRG Energy Inc.	8.250%	9/01/20	BB–	1,007,500
3,810	Total Independent Power & Renewable Electricity Producers				3,278,450

	Insurance – 1.1%

1,500	Genworth Financial Inc.	7.700%	6/15/20	Ba3	1,323,750

	Internet Software & Services – 1.3%

1,500	Earthlink Inc., 144A	7.375%	6/01/20	Ba3	1,552,500

	Machinery – 4.1%

1,450	BlueLine Rental Finance Corporation, 144A	7.000%	2/01/19	B+	1,335,813
1,250	CNH Industrial Capital LLC	4.375%	11/06/20	Ba1	1,228,125
1,200	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B	1,182,000
1,500	Harsco Corporation	5.750%	5/15/18	Ba1	1,230,000
5,400	Total Machinery				4,975,938

	Marine – 0.6%

936	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	776,880

	Media – 8.6%

1,000	Cablevision Systems Corporation	7.750%	4/15/18	B1	1,042,500
1,840	Cequel Communications Holding I LLC Capital, 144A	6.375%	9/15/20	B–	1,821,600
1,790	Clear Channel Worldwide	7.625%	3/15/20	B–	1,642,325
1,500	Dish DBS Corporation	5.125%	5/01/20	BB–	1,488,750
780	Mediacom Broadband LLC	5.500%	4/15/21	B+	785,850
1,950	Numericable Group SA, 144A	4.875%	5/15/19	B+	1,940,250
250	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	255,313
1,500	WMG Acquisition Group, 144A	6.000%	1/15/21	B1	1,533,750
10,610	Total Media				10,510,338

	Metals & Mining – 10.3%

1,435	AK Steel Corporation	8.750%	12/01/18	B+	1,377,600
1,000	Aleris International Inc., 144A, (WI/DD)	9.500%	4/01/21	B	1,019,375
1,250	Allegheny Technologies Inc., 144A	5.950%	1/15/21	B+	1,043,750
1,080	ArcelorMittal	6.250%	8/05/20	BB+	1,055,700
500	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	456,250
600	First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	411,000
1,630	Freeport McMoRan, Inc.	3.100%	3/15/20	BBB–	1,206,200

Nuveen Investments	3

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$500	Glencore Funding LLC, 144A	2.500%	1/15/19	BBB–	$457,500
1,200	Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,080,000
1,000	Lundin Mining Corporation, 144A	7.500%	11/01/20	BB–	961,250
1,220	New Gold Incorporated, 144A	7.000%	4/15/20	B+	1,165,100
1,450	Novellis Inc.	8.750%	12/15/20	B	1,463,485
925	Teck Resources Limited	3.850%	8/15/17	B+	874,125
13,790	Total Metals & Mining				12,571,335

	Multiline Retail – 1.6%

2,000	J.C. Penney Corporation Inc.	5.650%	6/01/20	B	1,940,000

	Oil, Gas & Consumable Fuels – 10.5%

1,250	Calumet Specialty Products	6.500%	4/15/21	B	887,500
500	Continental Resources Inc.	7.375%	10/01/20	BB+	470,000
500	Crestwood Midstream Partners LP	6.000%	12/15/20	BB–	393,750
1,000	Energy Transfer Equity LP	7.500%	10/15/20	BB+	962,500
240	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	121,050
1,250	Genesis Energy LP	5.750%	2/15/21	B+	1,134,375
850	Hess Corporation	8.125%	2/15/19	BBB	931,627
750	Murphy Oil Corporation	2.500%	12/01/17	BBB–	703,203
1,650	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	998,250
1,000	Noble Energy Inc.	5.625%	5/01/21	BBB	1,005,000
1,500	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	1,470,000
1,480	Petrobras International Finance Company	5.375%	1/27/21	BB+	1,215,006
1,000	Sunoco LP / Sunoco Finance Corp., 144A	5.500%	8/01/20	BB	997,500
1,250	Teekay Corporation, 144A	8.500%	1/15/20	B+	862,500
825	WPX Energy Inc.	7.500%	8/01/20	BB–	645,563
15,045	Total Oil, Gas & Consumable Fuels				12,797,824

	Paper & Forest Products – 1.5%

1,500	Mercer International Inc.	7.000%	12/01/19	B+	1,507,500
500	Tembec Industries, Inc., 144A	9.000%	12/15/19	B–	345,000
2,000	Total Paper & Forest Products				1,852,500

	Personal Products – 0.9%

1,000	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B	1,052,500

	Real Estate Investment Trust – 3.8%

1,500	Iron Mountain Inc., 144A	6.000%	10/01/20	Ba3	1,584,000
900	iStar Inc.	7.125%	2/15/18	B+	911,250
1,500	iStar Inc.	5.000%	7/01/19	B+	1,440,000
750	Vereit Operating Partner	3.000%	2/06/19	BB+	736,785
4,650	Total Real Estate Investment Trust				4,672,035

	Real Estate Management & Development – 1.9%

1,040	Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	954,200
1,500	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	1,350,000
2,540	Total Real Estate Management & Development				2,304,200

	Road & Rail – 2.0%

2,000	Hertz Corporation	5.875%	10/15/20	B	2,035,000
500	Jack Cooper Holdings Corporation, 144A	10.250%	6/01/20	B3	352,500
2,500	Total Road & Rail				2,387,500

	Software – 1.3%

1,500	Infor Us Inc., 144A	5.750%	8/15/20	B+	1,545,000

	Specialty Retail – 1.7%

1,000	Guitar Center Inc., 144A	6.500%	4/15/19	B–	900,000
1,250	Toys R Us Property Company II LLC	8.500%	12/01/17	Ba3	1,218,750
2,250	Total Specialty Retail				2,118,750

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals – 2.0%

$1,500	Dell Inc.	5.875%	6/15/19	BB+	$1,579,950
800	NCR Corporation	4.625%	2/15/21	BB	796,000
2,300	Total Technology Hardware, Storage & Peripherals				2,375,950

	Thrifts & Mortgage Finance – 1.7%

2,130	Radian Group Inc.	5.250%	6/15/20	BB–	2,082,075

	Trading Companies & Distributors – 1.1%

1,500	Avation Capital SA, 144A	7.500%	5/27/20	B+	1,365,000

	Wireless Telecommunication Services – 8.4%

1,100	Digicel Group, Limited, 144A	8.250%	9/30/20	B–	944,625
1,250	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	1,184,375
1,620	Millicom International Cellular SA, 144A	4.750%	5/22/20	BB+	1,543,050
1,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,520,625
1,750	Sprint Communications Inc., 144A	7.000%	3/01/20	BB	1,750,000
475	Sprint Communications Inc.	8.375%	8/15/17	B+	469,655
1,290	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,354,241
1,500	Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	1,417,499
10,485	Total Wireless Telecommunication Services				10,184,070
$167,232	Total Corporate Bonds (cost $166,320,924)				157,512,864

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.5% (1.1% of Total Investments)

	Capital Markets – 0.8%

$1,000	Prospect Capital Corporation	5.750%	3/15/18	BBB–	$971,875

	Independent Power & Renewable Electricity Producers – 0.7%

1,000	NRG Yield Inc., 144A	3.250%	6/01/20	N/R	868,125
$2,000	Total Convertible Bonds (cost $1,889,733)				1,840,000
	Total Long-Term Investments (cost $168,210,657)				159,352,864

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.1% (3.0% of Total Investments)

	REPURCHASE AGREEMENTS – 4.1% (3.0% of Total Investments)

$4,927	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $4,926,769, collateralized by $4,960,000 U.S. Treasury Notes, 2.000%, due 8/15/25, value $5,028,200	0.030%	4/01/16		$4,926,765
	Total Short-Term Investments (cost $4,926,765)				4,926,765
	Total Investments (cost $173,137,422) – 135.3%				164,279,629
	Borrowings – (36.2)% (3) (4)				(44,000,000)
	Other Assets Less Liabilities – 0.9%				1,163,994
	Net Assets – 100%				$121,443,623

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources

Nuveen Investments	5

JHY	Nuveen High Income 2020 Target Term Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$157,512,864	$—	$157,512,864
Convertible Bonds	—	1,840,000	—	1,840,000

Short-Term Investments:
Repurchase Agreements	—	4,926,765	—	4,926,765
Total	$—	$164,279,629	$—	$164,279,629

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments was $173,137,168.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$1,068,645
Depreciation	(9,926,184)
Net unrealized appreciation (depreciation) of investments	$(8,857,539)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 26.8%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally normally those transactions with qualified institutional buyers.

(WI/DD)	Investments, or portion of investment, purchased on a when-issued or delayed delivery basis.

6	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen High Income 2020 Target Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016